Intangible Asset	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset	Intangible Asset The following table summarizes the carrying amount of the Company's intangible assets, net of accumulated amortization (in thousands):

	December 31, 2020
	Estimated Life (years)	Cost	Accumulated Amortization	Net
Software license	3	$291	$(133)	$158

    Amortization expense for the years ended December 31, 2020 and 2019 was $91,000 and $47,000, respectively. Assuming no changes in the gross cost basis of intangible assets, the total estimated amortization expense for finite-lived intangible assets is approximately $92,000 and $66,000 for each of the years ending December 31, 2021 through December 31, 2022.